Leases - Right-of-use Assets and Lease Liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Right-Of-Use Assets [Abstract]
Right-of-use assets, beginning balance	$ 584		$ 372
Additions		$ 0		$ 210
Lease modification	0		324
Depreciation expense	(299)		(322)
Foreign exchange impact	11		0
Right-of-use assets, ending balance	296		584		$ 372
Lease Liabilities [Abstract]
Lease liabilities, beginning balance	655		402
Additions		$ 0		$ 203
Lease modification	0		324
Payment of lease liabilities	(381)		(366)		(461)
Interest expense on lease liabilities	80		92
Foreign exchange impact	19		0
Lease liabilities, ending balance	$ 373		$ 655		$ 402